Note 4 - Acquisition-Related Items (Tables)	12 Months Ended
Dec. 31, 2012

Acquisition-related expense (income) is comprised of the following:

	2012	2011	2010

Contingent consideration compensation expense	$5,096	$2,819	$1,532
Contingent consideration fair value adjustments	3,645	969	935
Transaction costs	5,032	861	1,158
Reclassification from accumulated other comprehensive loss	2,553	-	-
Settlement of acquisition-related liability	-	-	(4,496)
	$16,326	$4,649	$(871)